Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 10,432	$ 9,932	$ 10,359	$ 11,546	$ 10,780	$ 10,675	$ 10,359	$ 10,222	$ 9,532	$ 9,575	$ 11,178
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,255	9,832	10,317	11,590	10,887	10,854	10,603	10,542	9,893	10,000	$ 10,900
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name											Class FI
Accumulated Value	10,929	10,407	10,849	12,092	11,283	11,179	10,843	10,694	9,964	10,000	$ 11,712
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,673	10,204	10,659	11,918	11,133	11,052	10,751	10,633	9,928	10,000	$ 11,399
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,123,266	1,066,388	1,108,066	1,231,958	1,144,854	1,130,634	1,093,168	1,074,925	998,933	1,000,000	$ 1,206,720
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	1,132,700	1,074,089	1,115,223	1,238,934	1,150,465	1,134,173	1,095,556	1,076,251	999,006	1,000,000	$ 1,218,393
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,099,543	1,085,373	1,109,140	1,208,504	1,213,416	1,108,998	1,042,288	1,046,207	1,029,949	1,000,000	$ 1,159,566
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,099,543	1,085,373	1,109,140	1,208,504	1,213,416	1,108,998	1,042,288	1,046,207	1,029,949	1,000,000	$ 1,159,566
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	11,569	10,971	10,637	10,621	10,610	10,418	10,188	10,059	10,015	10,000	$ 12,121
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	11,569	10,971	10,637	10,621	10,610	10,418	10,188	10,059	10,015	10,000	$ 12,121
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	11,569	10,971	10,637	10,621	10,610	10,418	10,188	10,059	10,015	10,000	$ 12,121
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	11,569	10,971	10,637	10,621	10,610	10,418	10,188	10,059	10,015	10,000	$ 12,121
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	1,156,948	1,097,103	1,063,667	1,062,137	1,060,970	1,041,790	1,018,786	1,005,936	1,001,541	1,000,000	$ 1,212,051
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 1,156,948	$ 1,097,103	$ 1,063,667	$ 1,062,137	$ 1,060,970	$ 1,041,790	$ 1,018,786	$ 1,005,936	$ 1,001,541	$ 1,000,000	$ 1,212,051